UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06530

Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2006

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust

Portfolio of Investments September 30, 2005 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE+	DATE*	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (82.9%)
	ABAG Finance Authority for Nonprofit Corporations,
$8,000	Episcopal Homes Foundation Ser 2000 COPs	2.79%	10/07/05	$8,000,000
5,000	Lease Purchase 2003 Ser A	2.85	10/07/05	5,000,000
5,400	Adelanto Public Utility Authority, Utility System Ser 2005 A (Ambac)	2.74	10/03/05	5,400,000
13,980	Anaheim Public Finance Authority, Distribution System ROCs II-R Ser 6021 (MBIA)	2.77	10/07/05	13,980,000
20,000	Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)	2.75	10/07/05	20,000,000
2,665	Cabrillo Community College District, 2004 Ser A ROCs II-R 300 (MBIA)	2.77	10/07/05	2,665,000
	California,
900	Economic Recovery Ser 2004 C-1	2.95	10/03/05	900,000
4,100	Economic Recovery Ser 2004 C-3	2.76	10/03/05	4,100,000
5,000	Economic Recovery Ser 2004 C-13 (XLCA)	2.71	10/07/05	5,000,000
15,700	Economic Recovery Ser 2004 C-18 (XLCA)	2.70	10/07/05	15,700,000
5,900	Economic Recovery Ser 2004 C-21 (XLCA)	2.72	10/07/05	5,900,000
	California,
10,020	Ser 2003 C-1	2.67	10/07/05	10,020,000
6,700	Ser 2004 A-9	2.71	10/07/05	6,700,000
11,970	California Alternative Energy Source Finance Authority, General Electric Capital Corp-Arroyo Energy 1993 Ser B (AMT)	2.77	10/07/05	11,970,000
	California Department of Water Resources,
10,800	Power Supply Ser 2002 B Subser B-1	2.76	10/03/05	10,800,000
3,950	Power Supply Ser 2002 C-3	2.71	10/07/05	3,950,000
10,000	Power Supply Ser 2002 C Subser C-16	2.71	10/07/05	10,000,000
6,000	Power Supply Ser 2002 C Subser C-18	2.71	10/07/05	6,000,000
2,250	Power Supply Ser 2005 B Subser B-2	2.95	10/03/05	2,250,000
13,400	Power Supply Ser 2005 B Subser B-5 & B-6	2.77	10/03/05	13,400,000
	California Educational Facilities Authority,
5,000	California Institute of Technology Ser 1994	2.70	10/07/05	5,000,000
5,465	California Lutheran University Ser 2004 A	2.73	10/07/05	5,465,000
7,000	University of San Francisco Ser 2003	2.67	10/07/05	7,000,000
	California Health Facilities Financing Authority,
2,400	Adventist Health System/West 1998 Ser A (MBIA) & B (MBIA)	2.76	10/03/05	2,400,000
17,500	Northern California Presbyterian Homes & Services Ser 2004	2.72	10/07/05	17,500,000
1,000	Sisters of Charity of Leavenworth Health System Ser 2003	2.71	10/07/05	1,000,000
3,480	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Ser 2005 SGB-56 (Ambac)	2.77	10/07/05	3,480,000
	California Statewide Communities Development Authority,
6,000	Chabad of California Ser 2004	2.72	10/07/05	6,000,000
4,250	Irvine Apartment Communities Ser W-2 (AMT)	2.76	10/07/05	4,250,000
7,700	Coventry Place Apartments 2002 Ser JJ (AMT)	2.72	10/07/05	7,700,000
4,200	Kaiser Permanente Ser 2004 L	2.72	10/07/05	4,200,000
10,240	Multifamily Housing Martin Luther Tower 2005 Ser D (AMT)	2.75	10/07/05	10,240,000
17,955	California Transit Finance Authority, Ser 1997 (FSA)	2.76	10/07/05	17,955,000
6,805	Cerritos Community College District, Ser 2005 PT-2934 (Ambac)	2.77	10/07/05	6,805,000
15,000	East Bay Municipal Utility District, Wastewater Sub Ser 2005	2.67	10/07/05	15,000,000
7,345	Fresno, Multifamily Housing Heron Pointe Apartments 2001 Ser A	2.67	10/07/05	7,345,000
18,000	Fresno, Sewer System Sub Lien Ser 2000 A (FGIC)	2.72	10/07/05	18,000,000
2,250	Hacienda-La Puenta Unified School District, 2000 Ser B PT-1988 (FSA)	2.77	10/07/05	2,250,000
258	Irvine Assessment District, No 93-14, Improvement Bond Act 1915	2.77	10/03/05	258,000
1,700	Irvine Unified School District Community Facilities District, No 01-1 South Irvine Communities Ser 2003	2.77	10/03/05	1,700,000
9,745	Long Beach, Harbor PUTTERs Ser 444 (MBIA) (AMT)	2.78	10/07/05	9,745,000
22,700	Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002	2.67	10/07/05	22,700,000
6,000	Los Angeles County Metropolitan Transportation Authority, Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)	2.77	10/07/05	6,000,000
	Los Angeles Department of Water & Power,
10,300	Power System 2001 Ser B Subser B-6	2.75	10/03/05	10,300,000
8,000	Power System 2002 Ser A Subser A-8	2.71	10/07/05	8,000,000
5,500	Water System 2001 Ser B Subser B-1	2.71	10/07/05	5,500,000
16,875	Los Angeles Housing Authority, Multi-Family 2004 Ser A	2.71	10/07/05	16,875,000
10,975	Los Angeles Unified School District, P-FLOATs PT - 1855 (FSA)	2.77	10/07/05	10,975,000
10,805	Madera Irrigation Financing Authority, Water Revenue Ser 2005 A (XLCA)	2.74	10/03/05	10,805,000
	Metropolitan Water District of Southern California,
8,000	Water 1999 Ser C	2.70	10/07/05	8,000,000
1,900	Water 2000 Ser B-1 & Ser B-3	2.77	10/03/05	1,900,000
5,300	Waterworks 2002 Ser A	2.69	10/07/05	5,300,000
14,500	Monterey Peninsula Water Management District, Wastewater Ser 1992 COPs	2.74	10/07/05	14,500,000
13,300	Mountain View, Villa Mariposa Multifamily 1985 Ser A	2.75	10/07/05	13,300,000
12,410	Northern California Power Agency, Hydroelectric No 1 Ser 2002 B (MBIA)	2.72	10/07/05	12,410,000
3,000	Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I	2.68	10/07/05	3,000,000
1,675	Orange County Sanitation District, Ser 2000 B COPs	2.77	10/03/05	1,675,000
7,000	Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)	2.70	10/07/05	7,000,000
6,450	Pittsburg Redevelopment Agency, Los Medanos Community Development Sub 2004 Ser A	2.74	10/03/05	6,450,000
	Pleasanton,
6,000	Assisted Living Facility Ser 2005	2.71	10/07/05	6,000,000
10,850	Greenbriar Bernal Apartments Ser 2001 A (AMT)	2.75	10/07/05	10,850,000
4,500	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	2.71	10/07/05	4,500,000

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9,000	Poway Unified School District, Ser 2004 COPs (FSA)	2.72	10/07/05	9,000,000
8,800	Rancho Water District Financing Authority, Ser 2001 B (FGIC)	2.69	10/07/05	8,800,000
6,750	Redlands, Orange Village Apartments 1988 Ser A (AMT)	2.76	10/07/05	6,750,000
9,640	Riverside County, 2005 Ser A & B, COPs P-FLOATs PT-2704 (FGIC)	2.77	10/07/05	9,640,000
7,850	Roaring Fork Municipal Products, California Economic Recovery Class A Certificates Ser 2004 - 4 (FGIC)	2.76	10/07/05	7,850,000
3,500	Sacramento County Housing Authority, Seasons at Winter 2004 Ser C-2	2.72	10/07/05	3,500,000
4,000	San Bernardino County Housing Authority, Multifamily Raintree Apartments Ser 2005 A	2.75	10/07/05	4,000,000
1,740	San Diego Unified School District, 1998 Ser E-1 ROCs II-R Ser 1067 (MBIA)	2.77	10/07/05	1,740,000
6,685	San Diego Unified Port District, 2004 Ser B PT-2409 (MBIA)	2.77	10/07/05	6,685,000
11,275	San Francisco City & County, Folsom-Dore Apartments Ser 2002 A (AMT)	2.72	10/07/05	11,275,000
	San Francisco City & County Redevelopment Agency,
21,000	Bayside Village Multifamily Ser 1985 A	2.69	10/07/05	21,000,000
6,000	Mercy Terrace Ser 2005 A	2.69	10/07/05	6,000,000
2,000	San Jose, Multifamily Almaden Lake Village Apartments Ser 2000 A (AMT)	2.77	10/07/05	2,000,000
4,900	San Jose Finance Authority, Civic Center Ser 2002 C (Ambac)	5.00	06/01/06	4,978,034
12,400	Santa Clara, Multifamily Briarwood Apartments Ser 1996 B	2.69	10/07/05	12,400,000
	Santa Clara Valley Transportation Authority,
7,000	Ser 2005 A	2.63	10/07/05	7,000,000
16,000	Ser 2005 B	2.68	10/07/05	16,000,000
2,580	Southern California Logistics Airport Authority, Ser 2005 P-FLOATs PA-1323 (Radian)	2.79	10/07/05	2,580,000
4,705	Turlock Irrigation District, Ser 1988 A	2.71	10/07/05	4,705,000
9,400	Vallejo Housing Authority, Multifamily Housing Crow-Western Phase II Ser 1985 C	2.72	10/07/05	9,400,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $656,371,034)			656,371,034

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	California Tax-Exempt Commercial Paper (14.3%)
5,462	California Department of Water Resources, Ser 1	2.60%	10/27/05	2.60%	5,462,000
	California Infrastructure & Economic Development Bank,
3300	Bay Area Toll Seismic Retrofit Ser 2005	2.55	10/13/05	2.55	3,300,000
6,000	Bay Area Toll Seismic Retrofit Ser 2005	2.58	11/01/05	2.58	6,000,000
10,000	Bay Area Toll Seismic Retrofit Ser 2005	2.55	11/21/05	2.55	10,000,000
10,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 K	2.57	10/25/05	2.57	10,000,000
3,400	East Bay Municipal Utility District, Water Ser 1988	2.60	10/20/05	2.60	3,400,000
10,000	Sacramento Municipal Utility District, Ser 1	2.70	10/05/05	2.70	10,000,000
4,400	San Diego County Regional Airport Authority, Lindberg Field Ser B	2.50	10/06/05	2.50	4,400,000
10,000	San Diego County Water Authority, Ser 1	2.70	11/29/05	2.70	10,000,000
10,000	San Francisco City & County Public Utilities Commission, Water Ser 2003	2.57	10/05/05	2.57	10,000,000
4,000	San Francisco County Transportation Authority, 2004 Ser A	2.65	11/21/05	2.65	4,000,000
	San Gabriel Valley Council of Governments,
11,000	Alameda Corridor-East GANs	2.48	10/07/05	2.48	11,000,000
11,000	Alameda Corridor-East GANs	2.48	10/12/05	2.48	11,000,000
	San Joaquin County Transportation Authority,
4,300	Sales Tax Ser 1997	2.60	10/12/05	2.60	4,300,000
4,000	Sales Tax Ser 1997	2.58	11/17/05	2.58	4,000,000
6,000	University of California Regents, Ser A	2.60	10/26/05	2.60	6,000,000

	Total California Tax-Exempt Commercial Paper (Cost $112,862,000)				112,862,000

	California Tax-Exempt Short-Term Municipal Notes (3.5%)
4,460	Bassett Unified School District, Ser 2005 BANs, dtd 09/01/05	4.20	09/01/06	2.85	4,513,706
16,000	California School Cash Reserve Program Authority, Ser 2005 Pool Ser A, dtd 07/06/05	4.00	07/06/06	2.60	16,148,523
1,950	Mt Diablo Unified School District, Ser 2004 TRANs, dtd 11/10/04	3.00	11/09/05	2.20	1,951,604
3,700	Placentia, Ser 2005 TRANs, dtd 07/01/05	3.75	06/30/06	2.80	3,725,464
1,750	Selma, Ser 2005 TRANs, dtd 07/01/05	4.00	06/30/06	2.80	1,765,221

	Total California Tax-Exempt Short-Term Municipal Notes (Cost $28,104,518)				28,104,518

	Total Investments (Cost $797,337,552) (a)			100.7%	797,337,552

	Liabilities In Excess of Other Assets			(0.7)	(5,415,493)

	Net Assets			100.0%	$791,922,059

2

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
GANs	Grant Anticipation Notes.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
†	Rate shown is the rate in effect at September 30, 2005.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Inc.
XLCA	XL Capital Assurance Inc.

3

Item 2.    Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.    Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005